Description of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Entity Incorporation, Date of Incorporation	May 04, 2021
Common Stock, Par or Stated Value Per Share	$ 0.000001
Common Stock, Conversion Basis	one-fifth of one
Common Class X [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common Class X [Member] | Travis Vander Zanden [Member]
Common Stock, Par or Stated Value Per Share	0.0001
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common Stock, Conversion Basis	one-for-one
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common Stock, Conversion Basis	one-for-one
Aggregate purchase price of shares | shares	16,000,000
Aggregate purchase price per share	$ 10.00